Operating Expenses by Nature - Schedule of operating expenses by nature - payroll related wages and benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Expenses by nature [abstract]
General and administrative related wages and benefits	$ 21,116	$ 12,202
Marketing and promotion related share-based compensation	5,543	5,625
Research and development related wages and benefits	2,706	2,717
Total operating expense related wages and benefits	29,365	20,544
Wages and benefits capitalized to inventory	14,993	21,128
Total wages and benefits	$ 44,358	$ 41,672